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WRITER'S DIRECT NUMBER                                   WRITER'S E-MAIL ADDRESS


                                  June 28, 2005


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                  Re:      Man-AHL 130, LLC - Registration Statement on Form S-1

Dear Ladies and Gentlemen:

                  Accompanying this letter for filing pursuant to the Securities Act of 1933, as amended, is a conformed copy of the Registration Statement on Form S-1, with exhibits, relating to a proposed offering by Man-AHL 130, LLC of Units of Limited Liability Company Interests. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Man-AHL 130, LLC for five years. Payment of the filing fee of $1,177 was made by wire transfer on June 24, 2005.

                  Please contact James B. Biery at (312) 853-7557 or Nathan Ballard at (312) 853-2667 with any questions or comments.



                                               Very Truly Yours,



                                               James B. Biery



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